Shareholder Fees	Sep. 30, 2022
Prospectus #2 | Calvert Small-Cap Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none	[1]
Prospectus #2 | Calvert Small-Cap Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #2 | Calvert Small-Cap Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Small-Cap Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #3 | Calvert Green Bond Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none	[2]
Prospectus #3 | Calvert Green Bond Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #3 | Calvert Green Bond Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none

[1]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.